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August 23, 2010

Matthew Gaarder-Wang
T +1 415 315 6302
F +1 415 315 4837
matthew.gaarder@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C.  20549

Re:	HighMark Funds (the “Trust”) File Nos. 033-12608 and 811-05059 Filing Pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934

Ladies and Gentlemen:

Enclosed for filing via EDGAR on behalf of the Trust pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), are the following materials for use in connection with a meeting of shareholders of each series of the Trust (the “Meeting”):  (i) a notice of meeting and (ii) a definitive proxy statement and (iii) a form of proxy card.  The Meeting is being called for the purposes described in the enclosed notice of meeting.

The Trust hopes to begin mailing the proxy materials on or about August 23, 2010.

Please direct any questions or comments concerning this filing to the undersigned at (415) 315-6302.

Very truly yours, /s/ Matthew Gaarder-Wang Matthew Gaarder-Wang

Enclosures